Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,119,527,973.03
Previously Paid Amount	0.00
Total Fee Amount	292,706.81
Total Offset Amount	0.00
Net Fee	$ 292,706.81
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A